MATERIAL ACCOUNTING POLICY INFORMATION (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Jan. 21, 2025	Dec. 20, 2024	Jul. 15, 2024	Jul. 31, 2021
IfrsStatementLineItems [Line Items]
Shares issued				731,707	2,347,134
Description of shares exchange swap	The exchange ratio being the combination of the share exchange swap of one ordinary share of DSL for 410 Ordinary Shares multiplied by a factor of two to reflect the Share Subdivision and one series A preferred share of DSL for 410 Preferred Shares multiplied by a factor of two to reflect the Share Subdivision.
Research and development expenditure	$ 0	$ 0	$ 0
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued						6,869,960
Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares issued						1,291,910	3,000